Leases - Operating Subleases (Details) $ in Millions	Jun. 30, 2019 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	$ 1
2021	1
2022	1
2023	0
2024 and thereafter	0
Total	$ 3